Share-based compensation - Summary of Stock Option Activity (Details) - Share options - 2010 share incentive plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of share options
Outstanding at beginning of period	10,000
Vested and expected to vest		10,000
Expired	(10,000)
Outstanding at end of period		10,000
Weighted average exercise price (USD)
Outstanding at beginning of period	$ 3.97
Vested and expected to vest		$ 3.97
Expired	$ 3.97
Outstanding at end of period		3.97
Weighted average grant-date fair value (USD)
Vested and expected to vest		$ 1.01
Share option activity - additional disclosures
Weighted-average remaining contractual life, vested and expected to vest		1 year 1 month 28 days
Weighted-average remaining contractual life, outstanding		1 year 1 month 28 days